Related Party Disclosures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Member]
Related Party Disclosures [Line Items]
Key management personnel	$ 0	$ 0